Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 22, 2009
Class of Stock [Line Items]
Options outstanding (in shares)	300	900	2,600
Average number of outstanding awards of unvested shares (in shares)	900	900	800
Antidilutive securities excluded from computation of earnings per share, amount (in shares)			430
Antidilutive securities excluded from computation of earnings per share, exercise price (in dollars per share)			$ 34.72
Net income	$ 195,184	$ 153,252	$ 115,942
Less: Preference dividends declared and guarantee fee	0	0	(15,655)
Premium paid on repurchase of preference shares	0	0	(41,913)
Net income attributable to common shareholders	$ 195,184	$ 153,252	$ 58,374
Basic Earnings Per Share
Basic Earnings Per Share (in dollars per share)	$ 3.55	$ 2.82	$ 1.20
Diluted Earnings Per Share
Diluted Earnings Per Share (in dollars per share)	$ 3.50	$ 2.76	1.18
Common shares
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, exercise price (in dollars per share)			$ 34.72	$ 70.10
Basic Earnings Per Share
Weighted average number of common shares issued (in shares)	55,159	54,296	49,128
Weighted average number of common shares held as treasury stock (in shares)	(213)	0	(506)
Weighted average number of participating shares (in shares)	54,946	54,296	48,622
Basic Earnings Per Share (in dollars per share)	$ 3.55	$ 2.82	$ 1.20
Diluted Earnings Per Share
Weighted average number of common shares (in shares)	54,946	54,296	48,622
Net dilution impact related to options to purchase common shares (in shares)	223	561	607
Net dilution impact related to awards of unvested common shares (in shares)	576	594	382
Weighted average number of diluted common shares (in shares)	55,745	55,451	49,611
Diluted Earnings Per Share (in dollars per share)	$ 3.50	$ 2.76	$ 1.18